Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 3.9%
RTX Corp.	464,741	$ 59,928,352
Textron, Inc.	330,708	25,302,469
		85,230,821
Automobiles - 1.7%
General Motors Co.	724,012	35,809,634
Banks - 10.7%
Bank of America Corp.	1,066,807	49,393,164
JPMorgan Chase & Co.	381,979	102,102,987
Wells Fargo & Co.	1,026,627	80,898,207
		232,394,358
Beverages - 2.0%
PepsiCo, Inc.	293,593	44,241,529
Biotechnology - 4.4%
AbbVie, Inc.	313,304	57,616,605
Gilead Sciences, Inc.	399,344	38,816,237
		96,432,842
Capital Markets - 7.7%
Blackrock, Inc.	67,526	72,624,213
Goldman Sachs Group, Inc.	55,746	35,699,738
Intercontinental Exchange, Inc.	361,024	57,702,466
		166,026,417
Chemicals - 2.1%
Air Products & Chemicals, Inc.	134,799	45,192,713
Communications Equipment - 2.3%
Motorola Solutions, Inc.	105,284	49,404,517
Construction & Engineering - 2.2%
Quanta Services, Inc.	157,087	48,321,532
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	82,841	45,075,445
Consumer Staples Distribution & Retail - 1.5%
Target Corp.	229,339	31,628,142
Electric Utilities - 2.4%
Duke Energy Corp.	455,473	51,008,421
Energy Equipment & Services - 1.5%
Schlumberger NV	800,653	32,250,303
Entertainment - 2.5%
Walt Disney Co.	480,653	54,342,628
Food Products - 2.2%
Mondelez International, Inc., Class A	418,789	24,285,574
Tyson Foods, Inc., Class A	426,250	24,078,863
		48,364,437
Ground Transportation - 1.7%
CSX Corp.	1,108,340	36,431,136
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	446,261	$ 57,090,170
Boston Scientific Corp. (A)	611,586	62,601,943
		119,692,113
Health Care Providers & Services - 4.7%
Cencora, Inc.	166,091	42,221,993
UnitedHealth Group, Inc.	108,414	58,813,511
		101,035,504
Industrial REITs - 1.6%
Prologis, Inc.	292,612	34,893,981
Insurance - 2.6%
Hartford Financial Services Group, Inc.	514,533	57,396,156
Interactive Media & Services - 4.6%
Alphabet, Inc., Class A	200,333	40,871,938
Meta Platforms, Inc., Class A	84,032	57,913,174
		98,785,112
Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific, Inc.	84,634	50,589,974
Machinery - 5.2%
Caterpillar, Inc.	136,066	50,540,355
Parker-Hannifin Corp.	89,030	62,948,662
		113,489,017
Media - 2.0%
Fox Corp., Class A	856,584	43,839,969
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	629,942	22,583,421
Oil, Gas & Consumable Fuels - 5.3%
ConocoPhillips	437,350	43,223,300
Exxon Mobil Corp.	664,290	70,966,101
		114,189,401
Passenger Airlines - 2.2%
Delta Air Lines, Inc.	719,481	48,399,487
Pharmaceuticals - 1.5%
Merck & Co., Inc.	329,245	32,535,991
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom, Inc.	160,272	35,463,385
Micron Technology, Inc.	341,427	31,151,800
		66,615,185
Software - 1.6%
Microsoft Corp.	83,507	34,660,415
Specialized REITs - 1.7%
American Tower Corp.	194,652	36,000,887
Specialty Retail - 2.0%
Lowe's Cos., Inc.	164,451	42,763,838
Total Common Stocks (Cost $1,491,709,781)		2,119,625,326
Transamerica Funds

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp.,
1.80% (B), dated 01/31/2025, to be
repurchased at $46,232,752 on 02/03/2025.
Collateralized by a U.S. Government
Obligation, 1.25%, due 11/30/2026, and
with a value of $47,150,523.
$ 46,225,818	$ 46,225,818
Total Repurchase Agreement (Cost $46,225,818)	46,225,818
Total Investments (Cost $1,537,935,599)	2,165,851,144
Net Other Assets (Liabilities) - 0.1%	1,759,735
Net Assets - 100.0%	$ 2,167,610,879
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,119,625,326	$—	$—	$2,119,625,326
Repurchase Agreement	—	46,225,818	—	46,225,818
Total Investments	$2,119,625,326	$46,225,818	$—	$2,165,851,144
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds